Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 700,000
Previously Paid Amount	0.00
Total Fee Amount	96.67
Total Offset Amount	0.00
Net Fee	96.67
Narrative - Max Aggregate Offering Price	$ 700,000
Final Prospectus	true